Borrowings Under Term Loan and Line of Credit - Schedule of principal maturities of long-term debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 561
2023	982
2024	1,753
2025	52,158
Total	$ 55,454